Joint Arrangements - BP-Husky Refining LLC (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contribution Payable
Distribution from joint operation	$ 190	$ 187
Deferred tax assets (note 13)	$ 1,328	$ 0
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%